Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 55,941	$ 29,134	$ 141,029	$ 112,811
Cost of goods sold	22,633	14,247	75,702	50,072
Gross profit	33,308	14,887	65,327	62,739
Operating expenses
Research and development	10,239	10,172	64,026	401,909
Sales and marketing	76,736	103,578	389,111	180,133
General and administrative	598,913	623,956	3,308,144	5,610,830
Loss on settlement of promissory notes and accounts payable			249,739	258,606
Total operating expenses	685,888	737,706	4,011,020	6,451,478
Loss from operations	(652,580)	(722,819)	(3,945,693)	(6,388,739)
Other expenses:
Interest expense and financing costs	16,431	226,384	1,104,557	752,948
Change in fair value of note			698,147	0
Cost to induce conversion of notes payable			0	1,699,609
Total other expenses	16,431	226,384	1,802,704	2,452,557
Net loss	(669,011)	(949,203)	(5,748,397)	(8,841,296)
Adjustments related to Series A and Series B convertible preferred stock:
Accretion of deemed dividend	(31,841)	0	(760,011)	0
Dividend declared	(36,077)	0	(35,018)	0
Net loss attributable to common shareholders	$ (736,929)	$ (949,203)	$ (6,543,426)	$ (8,841,296)
Net loss per common share - basic and diluted	$ (0.03)	$ (0.05)	$ (0.30)	$ (0.54)
Weighted average common shares outstanding - basic and diluted	24,760,327	20,966,396	21,800,719	16,391,665